Himax Technologies, Inc. (the Parent Company only) (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Comprehensive Income Caption [Line Items]
Net income	$ 21,462	$ 63,903	$ 55,924
Other comprehensive income (loss):
Unrealized losses on securities, not subject to income tax:	(294)	(2)	(4)
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	(71)	(33)	(12)
Reclassification adjustment for realized losses (gains) included in net income	(223)	31	8
Foreign currency translation adjustments, not subject to income tax	(573)	(169)	161
Net unrecognized actuarial gain (loss), net of tax of $(99), $43 and $(168) in 2013, 2014 and 2015, respectively	(778)	281	(401)
Comprehensive income	19,817	64,013	55,680
Parent Company [Member]
Condensed Comprehensive Income Caption [Line Items]
Net income	25,195	66,598	61,476
Other comprehensive income (loss):
Unrealized losses on securities, not subject to income tax:	(259)	(2)	(4)
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	(63)	(33)	(12)
Reclassification adjustment for realized losses (gains) included in net income	(196)	31	8
Foreign currency translation adjustments, not subject to income tax	(573)	(170)	161
Net unrecognized actuarial gain (loss), net of tax of $(99), $43 and $(168) in 2013, 2014 and 2015, respectively	(731)	268	(432)
Comprehensive income	$ 23,632	$ 66,694	$ 61,201